Changes in Capital Accounts, Compensation Cost on Stock Option Awards and on Restricted Common Stock (Details) - $ / shares		6 Months Ended
	Jan. 01, 2021	Jun. 30, 2026	Dec. 31, 2025
Stock Options [Member] | Chief Financial Officer [Member]
Stock Option Awards [Abstract]
Stock options granted (in shares)	8,000
Term		5 years
Options outstanding (in shares)		8,000
Stock Options [Member] | Chief Financial Officer [Member] | Minimum [Member]
Stock Option Awards [Abstract]
Exercise price (in dollars per share)	$ 150
Stock Options [Member] | Chief Financial Officer [Member] | Maximum [Member]
Stock Option Awards [Abstract]
Exercise price (in dollars per share)	$ 450
Restricted Stock [Member]
Stock Option Awards [Abstract]
Term		2030 years
Number of shares reserved for issuance (in shares)		31,441	31,441